PRINCIPAL ACCOUNTING POLICIES - VIE Arrangements (Details) - Dada Glory ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Variable Interest Entity
Percentage of direct ownership	50.00%
Shanghai Qusheng
Variable Interest Entity
Percentage of equity interests pledged by the shareholders of VIE	50.00%
Percentage of net income generated by the VIE payable as monthly service fees	100.00%
Initial term of the exclusive business cooperation agreement	10 years
Service fees	¥ 0
Initial term of the exclusive option agreement	10 years
Percentage of direct ownership	50.00%